Financial Instruments - Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Level 3 [Member] | Private warrants in escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Fair value	$ 127
Valuation Technique	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.
Significant unobservable input	Volatility of 61.0%(2023: 38.8%)
Relationship between significant unobservable inputto fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Level 3 [Member] | Private warrants not escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Fair value	$ 22
Valuation Technique	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility of 61.0%(2023: 38.8%)
Relationship between significant unobservable inputto fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Level 3 [Member] | Shares held in escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Fair value	$ 16,231
Valuation Technique	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility of 62.5%(2023: 44.0%)
Relationship between significant unobservable inputto fair value	The higher (lower) the volatility, the higher (lower) the fair value.
+5% [Member] | Private warrants in escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fairvalue	$ 171
+5% [Member] | Private warrants not escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fairvalue	34
+5% [Member] | Shares held in escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fairvalue	17,730
-5% [Member] | Private warrants in escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fairvalue	59
-5% [Member] | Private warrants not escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fairvalue	13
-5% [Member] | Shares held in escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fairvalue	$ 14,596